SEGMENT REPORTING - Narrative (Details) - segment	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of operating segments [abstract]
Number of reportable segments	3
Majority percentage of non-current assets	70.80%	71.60%